Cash Flow Information - Schedule of Cash Flow, Supplemental Disclosures (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Supplemental Cash Flow Elements [Abstract]
Tax refunds received	$ 5,109	$ 1,077	$ 6,936